Land, Buildings, Equipment, Other Depreciable Assets, and Right-Of-Use Assets (Summary of Right of Use Assets) (Details) - Right-of-use assets [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	$ 3,842	$ 4,029
Additions	424	243
Depreciation	(572)	(543)
Reassessments, modifications, and variable lease payment adjustments	(131)	76
Terminations and impairment	(1)	0
Foreign currency translation adjustments and other	(28)	37
Balance at end of year	3,798	3,842
Land [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	709	777
Additions	3	5
Depreciation	(97)	(91)
Reassessments, modifications, and variable lease payment adjustments	(21)	6
Terminations and impairment	0	0
Foreign currency translation adjustments and other	(3)	12
Balance at end of year	633	709
Buildings [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	3,101	3,208
Additions	373	238
Depreciation	(462)	(439)
Reassessments, modifications, and variable lease payment adjustments	(130)	70
Terminations and impairment	(1)	0
Foreign currency translation adjustments and other	(25)	24
Balance at end of year	3,118	3,101
Computer equipment [member]
Disclosure of Detailed Information About Property, Plant and Equipment [line items]
Balance at beginning of year	32	44
Additions	48	0
Depreciation	(13)	(13)
Reassessments, modifications, and variable lease payment adjustments	20	0
Terminations and impairment	0	0
Foreign currency translation adjustments and other	0	1
Balance at end of year	$ 47	$ 32